Capital Stock - Option-Pricing Model Assumptions (Detail) - $ / shares	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Assumptions:
Weighted-average grant date fair value of stock options granted during the periods (usd per share)	$ 0.00	$ 2.36	$ 2.49
Risk-free interest rates	0.00%	0.92%	1.00%
Expected life in years	0 years	3 years 6 months 7 days	3 years 4 months 17 days
Expected dividend yield	0.00%	0.00%	0.00%
Volatility	0.00%	38.86%	54.60%